Trade and Other Receivables, Net (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2022
Disclosure of Trade and Other Receivables Text Block [Abstract]
Discount and return provision amounts		$ 14,793	$ 13,443	$ 13,443
Receivable	[1]	13,906	12,065
Trade receivables		4,225	$ 2,547	2,547
Trade Receivables [Member]
Disclosure of Trade and Other Receivables Text Block [Abstract]
Receivable		11,744		10,768
Other Receivable [Member]
Disclosure of Trade and Other Receivables Text Block [Abstract]
Receivable		$ 2,162		$ 1,297

[1]	Total impairment balance is comprised of $11,744 (as of December 31, 2022: $10,768) for trade receivables and $2,162 (as of December 31, 2022 $1,297) for other receivables.